Employee Benefits (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Short-term personnel benefits (a.2)	$ 51,051		$ 47,797		$ 43,372
Vacation accrual (a.3)	27,609		26,855		25,159
Employee defined benefit plan (a.1)	7,566	[1]	7,754	[1]	7,676
Other Benefits	22,849		10,173
Total	109,075		92,579
Staff Severance Indemnities Plan [Member]
Disclosure of defined benefit plans [line items]
Employee defined benefit plan (a.1)					$ 7,676
Current service cost	101		250
Interest cost on benefit obligation	222		300
Actuarial gains and losses	247		127
Net benefit expense	$ 570		$ 677
Discount rate	3.17%		4.25%
Annual salary increase	4.42%		4.42%
Payment probability	99.99%		99.99%

[1]	See Note No. 2 (x) (iii).